S000005593 [Member] Expense Example - iMGP Global Select Fund - Institutional Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	$ 1,420